Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 30, 2022
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2022